Share-based compensation - Summary of Total Stock-based Compensation Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expense	$ 4,621	$ 2,586	$ 1,159
Research and Development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expense	345	683	568
General and Administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expense	$ 4,276	$ 1,903	$ 591